SCHEDULE OF INVESTMENTS
Core Equity (in thousands)	SEPTEMBER 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Cable & Satellite – 1.9%
Charter Communications, Inc., Class A(A)	21	$12,833

Interactive Home Entertainment – 1.2%
Take-Two Interactive Software, Inc.(A)	50	8,336

Interactive Media & Services – 5.0%
Alphabet, Inc., Class A(A)	12	16,872
Facebook, Inc., Class A(A)	68	17,865

		34,737

Movies & Entertainment – 1.8%
Netflix, Inc.(A)	25	12,657

Total Communication Services – 9.9%		68,563

Consumer Discretionary

Auto Parts & Equipment – 2.0%
Aptiv plc	147	13,523

Automotive Retail – 2.1%
AutoZone, Inc.(A)	12	14,478

Footwear – 1.8%
NIKE, Inc., Class B	97	12,210

Homebuilding – 0.6%
D.R. Horton, Inc.	58	4,394

Internet & Direct Marketing Retail – 4.7%
Amazon.com, Inc.(A)	10	32,678

Total Consumer Discretionary – 11.2%		77,283

Consumer Staples

Food Distributors – 0.9%
Sysco Corp.	104	6,483

Household Products – 1.6%
Procter & Gamble Co. (The)	79	11,030

Hypermarkets & Super Centers – 3.9%
Costco Wholesale Corp.	39	13,829
Wal-Mart Stores, Inc.	94	13,138

		26,967

Total Consumer Staples – 6.4%		44,480

Financials

Asset Management & Custody Banks – 3.1%
Blackstone Group, Inc. (The), Class A	167	8,693
KKR & Co.	366	12,585

		21,278

Consumer Finance – 2.0%
Discover Financial Services	241	13,916

Financial Exchanges & Data – 1.7%
S&P Global, Inc.	33	12,027

Insurance Brokers – 2.1%
Aon plc	70	14,365

Investment Banking & Brokerage – 2.3%
Morgan Stanley	328	15,849

Other Diversified Financial Services – 1.4%
JPMorgan Chase & Co.	98	9,421

Property & Casualty Insurance – 1.9%
Progressive Corp. (The)	142	13,402

Total Financials – 14.5%		100,258

Health Care

Health Care Equipment – 6.1%
Boston Scientific Corp.(A)	234	8,929
Danaher Corp.	76	16,276
Zimmer Holdings, Inc.	126	17,118

		42,323

Health Care Facilities – 1.5%
HCA Holdings, Inc.	80	9,925

Managed Health Care – 2.2%
UnitedHealth Group, Inc.	49	15,296

Pharmaceuticals – 4.2%
Eli Lilly and Co.	65	9,636
Roche Holdings Ltd. ADR	130	5,544
Zoetis, Inc.	83	13,647

		28,827

Total Health Care – 14.0%		96,371

Industrials

Aerospace & Defense – 1.7%
Lockheed Martin Corp.	30	11,410

Agricultural & Farm Machinery – 1.2%
Deere & Co.	37	8,254

Environmental & Facilities Services – 1.3%
Waste Connections, Inc.	85	8,844

Industrial Machinery – 1.3%
Stanley Black & Decker, Inc.	57	9,237

Railroads – 2.9%
Union Pacific Corp.	100	19,635

Trading Companies & Distributors – 1.4%
United Rentals, Inc.(A)	57	9,953

Total Industrials – 9.8%		67,333

Information Technology

Application Software – 0.5%
Intuit, Inc.	10	3,403

Data Processing & Outsourced Services – 7.1%
Fidelity National Information Services, Inc.	100	14,700
Fiserv, Inc.(A)	152	15,614
MasterCard, Inc., Class A	56	18,813

		49,127

Electronic Manufacturing Services – 2.1%
TE Connectivity Ltd.	151	14,747

Semiconductors – 4.3%
Analog Devices, Inc.	95	11,078
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	108	8,758
Texas Instruments, Inc.	68	9,643

		29,479

Systems Software – 7.6%
Microsoft Corp.	249	52,337

Technology Hardware, Storage & Peripherals – 5.4%
Apple, Inc.	321	37,221

Total Information Technology – 27.0%		186,314

Materials

Industrial Gases – 1.0%
Linde plc	28	6,652

Specialty Chemicals – 1.9%
Sherwin-Williams Co. (The)	19	13,323

Total Materials – 2.9%		19,975

Real Estate

Health Care REITs – 1.1%
Welltower, Inc.	135	7,414

Total Real Estate – 1.1%		7,414

Utilities

Electric Utilities – 2.6%
NextEra Energy, Inc.	65	17,992

Total Utilities – 2.6%		17,992

TOTAL COMMON STOCKS – 99.4%		$685,983

(Cost: $534,000)

SHORT-TERM SECURITIES

Money Market Funds(B) – 0.9%
State Street Institutional U.S. Government Money Market Fund – Premier Class 0.030%	6,028	6,028

TOTAL SHORT-TERM SECURITIES – 0.9%		$6,028

(Cost: $6,028)

TOTAL INVESTMENT SECURITIES – 100.3%		$692,011

(Cost: $540,028)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(1,870)

NET ASSETS – 100.0%		$690,141

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)Rate shown is the annualized 7-day yield at September 30, 2020.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$685,983	$—	$—
Short-Term Securities	6,028	—	—

Total	$692,011	$—	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$540,028

Gross unrealized appreciation	153,986

Gross unrealized depreciation	(2,003)

Net unrealized appreciation	$151,983